Document and Entity Information	Feb. 13, 2025
Cover [Abstract]
Entity Registrant Name	NeuroPace Inc
Amendment Flag	false
Entity Central Index Key	0001528287
Document Type	8-K
Document Period End Date	Feb. 13, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-40337
Entity Tax Identification Number	22-3550230
Entity Address, Address Line One	455 N. Bernardo Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	237-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	NPCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false